Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The future minimum lease commitments under these leases are as follows:
2014	$79,745
2015	75,173
2016	71,400
2017	5,950